Debt - Pollution Control Revenue Bonds (Details) - Municipal bonds - Series 2017 Pollution Control Revenue Bonds - USD ($) $ in Thousands	Sep. 09, 2022	Feb. 01, 2023
Debt
Redemption of bonds	$ 30,975
Subsequent Event
Debt
Principal amount		$ 99,785